INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible assets net	$ 505,957	$ 657,871
Accumulated amortization		$ (754,570)
Useful life of intangible assets	5 years	5 years
Service Contracts [Member]
Intangible assets net	$ 505,957	$ 657,871
Accumulated amortization	$ 506,378	$ (354,464)
Useful life of intangible assets	5 years	5 years
Intangible assets gross	$ 1,012,335	$ 1,012,335